PP&E (Details) - ARS ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
PP&E
PP&E	$ 6,789,118	$ 5,696,731
Gross carrying value
PP&E
PP&E	6,859,618	5,757,248
Materials | Gross carrying value
PP&E
PP&E	640,820	467,094	$ 614,917
Materials | Impairment allowance
PP&E
PP&E	(42,217)	(42,439)
PP&E without material | Gross carrying value
PP&E
PP&E	16,124,796	14,671,536	14,734,811
PP&E without material | Impairment allowance
PP&E
PP&E	$ (28,283)	$ (18,078)	$ (7,102)